Loan Commitments (Tables)	12 Months Ended
Jun. 30, 2017
Loan Commitments [Abstract]
Summary of outstanding loan commitments
	2017		2016
(in thousands)	Fixed	Variable	Fixed	Variable

Unused commitment:
Revolving, open-end lines secured by real estate	$--	$9,443	$--	$8,847
Commitments to fund real estate construction loans	692	2,365	1,609	3,311
Other unused commitment:
Commercial and industrial loans	1,121	--	1,082	--
Other	907	1,266	1,102	1,908
Letters of credit	--	--	--	--